Stock Based Compensation	12 Months Ended
Apr. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Based Compensation

12.	Stock Based Compensation:

Petro has two equity incentive plans. The number of shares reserved for issuance in aggregate under both plans is limited to 10% of the issued and outstanding common shares of Petro. The exercise price, term and vesting schedule of stock options granted are set by the board of directors at the time of grant. Stock options granted under the plans can be exercised on a cashless basis, whereby the employee receives a lesser amount of shares in lieu of paying the exercise price based on the quoted market price of the shares on the exercise date.

The following table summarizes the changes in stock options:

		Weighted Avg.
	Number of Options	Exercise Price
Outstanding May 1, 2009	747,850	$4.10
Granted	413,200	1.40
Forfeited	(91,250)	(4.90)
Outstanding, April 30, 2010	1,069,800	3.00
Granted	1,302,000	0.50
Expired	(213,500)	(4.90)
Forfeited	(304,000)	(2.50)
Cancelled	(450,000)	(2.80)
Outstanding, April 30, 2011	1,404,300	0.60
Granted	100,000	0.50
Expired	(52,950)	0.15
Forfeited	-	-
Cancelled	(676,350)	(0.55)
Outstanding, April 30, 2012	775,000	$0.52

During fiscal 2010, the Company granted 413,200 stock options to certain employees, consultants and directors with a three-year term at exercise prices ranging from $1.00 to $1.80 per share. These options vest 25% six months from the grant date and 25% on each of the first, second and third anniversaries of the grant date.

On January 1, 2011, the Company granted 500,000 stock options exercisable at $0.50 per share. These options vest in three equal tranches on the first, second and third anniversaries of the grant date and expire on January 1, 2015.

On April 5, 2011, the Company granted 802,000 stock options exercisable at $0.50 per share of which 772,500 options vest immediately and 29,500 options vest in three equal tranches on the first, second and third anniversaries of the grant date. These options expire on April 5, 2014.

On June 30, 2011, the Company granted 100,000 stock options to the interim chief executive officer exercisable at $0.50 per share. The options vest in three equal tranches on the first, second and third anniversaries of the grant date. These options expire on June 30, 2015.

As at April 30, 2012, total compensation cost related to non-vested stock options not yet recognized is $31,571 which will be recognized over a weighted average period of 2.00 years.

The fair value of options granted was determined using the Binomial pricing model with the weighted average following assumptions:

	2012	2011	2010
Fair value per option	$0.34	$0.27	$1.58
Expected volatility	130%	130%	214%
Risk-free rate	0.81%	1.41%	2.57%
Forfeiture rate	0%	15%	10%
Dividend rate	0%	0%	0%
Expected life	4.0 years	3.4 years	3 years

The following table summarizes information about the options outstanding and exercisable at April 30, 2012:

	Options Outstanding			Options Exercisable
Exercise Price	Options	Weighted Avg. Life Remaining	Weighted Avg. Exercise Price	Options	Weighted Avg. Exercise Price
$0.50	757,500	1.96 years	$0.50	650,833	$0.50
$1.50	17,500	0.58 years	$1.50	13,125	$1.50
	775,000	1.90 years	$0.52	663,958	$0.52
Aggregate Intrinsic Value	$-			$-

Intrinsic value is the Company’s current per share fair value as quoted on the Over the Counter Bulletin Board on the balance sheet date less the current exercise price.

In April 2011, the Company granted 480,000 warrants to certain officers and directors as recognition of past service contributions for which the $152,010 estimated fair value was recognized on the date of issuance. The warrants are exercisable at $0.50 per share until April 5, 2014

			Weighted Avg.
	Number of	Weighted Avg.	Life Remaining
	Warrants	Exercise Price	At April 30, 2012
Outstanding, May 1, 2010	-	$-	-
Granted	480,000	0.50	2.9 years
Outstanding and exercisable, April 30, 2011	480,000	0.50	2.9 years
Granted	-	-	-
Outstanding and exercisable, April 30, 2012	480,000	$0.50	1.9 years
Aggregate Intrinsic Value	$-	-	-

The fair value of compensation warrants was estimated using the Black-Scholes pricing model with the following assumptions: 0% dividends, 130% expected volatility, 15% forfeiture rate, 1.33% risk-free interest rate and an expected life of 3 years.